GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Communication Services – 26.2%
43,835	Alphabet, Inc., Class C*	$ 4,447,061
48,778	Bumble, Inc., Class A*	1,188,232
28,555	CTS Eventim AG & Co. KGaA (Germany)*	1,746,459
15,205	Electronic Arts, Inc.	1,988,510
26,491	Live Nation Entertainment, Inc.*	1,927,485
16,360	Meta Platforms, Inc., Class A*	1,932,116
100,358	NetEase, Inc. (China)	1,405,308
11,891	Sea Ltd. ADR (Singapore)*	694,078
57,715	Snap, Inc., Class A*	595,041
35,977	Tencent Holdings Ltd. (China)	1,323,758
18,935	T-Mobile US, Inc.*	2,867,895
24,616	Walt Disney Co. (The)*	2,409,168

		22,525,111

Consumer Discretionary – 28.0%
53,417	Amazon.com, Inc.*	5,156,877
14,164	Basic-Fit NV (Netherlands)*(a)(b)	373,933
9,203	Etsy, Inc.*	1,215,624
94,128	Farfetch Ltd., Class A (United Kingdom)*	800,088
6,116	LVMH Moet Hennessy Louis Vuitton SE (France)	4,643,030
81,296	Meituan, Class B (China)*(b)	1,703,930
2,329	MercadoLibre, Inc. (Brazil)*	2,168,264
52,584	Moncler SpA (Italy)	2,655,721
26,017	NIKE, Inc., Class B	2,853,805
5,359	Ulta Beauty, Inc.*	2,491,077

		24,062,349

Consumer Staples – 5.8%
533,148	Budweiser Brewing Co. APAC Ltd. (China)(b)	1,530,013
221,109	Davide Campari-Milano NV (Italy)	2,282,341
48,440	Proya Cosmetics Co. Ltd., Class A (China)	1,159,652

		4,972,006

Health Care – 2.8%
15,394	Guardant Health, Inc.*	805,722
7,404	Illumina, Inc.*	1,614,664

		2,420,386

Industrials – 2.7%
66,842	Experian PLC (United Kingdom)	2,312,442

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 17.6%
909	Adyen NV (Netherlands)*(b)	$ 1,370,047
427,940	Locaweb Servicos de Internet SA (Brazil)*(b)	683,558
12,990	Mastercard, Inc., Class A	4,629,636
94,677	MediaTek, Inc. (Taiwan)	2,245,498
17,080	NVIDIA Corp.	2,890,448
208,289	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,302,377

		15,121,564

Materials – 4.4%
37,587	Ball Corp.	2,107,879
13,368	Koninklijke DSM NV (Netherlands)	1,683,382

		3,791,261

Real Estate – 3.9%
15,394	American Tower Corp. REIT	3,405,923

Utilities – 7.3%
108,273	EDP Renovaveis SA (Spain)	2,458,208
45,180	NextEra Energy, Inc.	3,826,746

		6,284,954

TOTAL COMMON STOCKS (Cost $104,370,538)		$84,895,996

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $104,370,538)		$84,895,996

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
359,352	3.727%	$ 359,352
(Cost $359,352)

TOTAL INVESTMENTS – 99.1%
(Cost $104,729,890)		$85,255,348

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		796,464

NET ASSETS – 100.0%		$86,051,812

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Denmark – 2.6%
61,707	Genmab A/S ADR (Health Care)*	$ 2,871,227

France – 0.7%
2,387	Sartorius Stedim Biotech (Health Care)	794,599

Italy – 0.4%
25,914	Stevanato Group SpA (Health Care)	396,743

Japan – 5.4%
98,224	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,550,980
18,710	Hoya Corp. (Health Care)	1,885,213
70,742	Kyowa Kirin Co. Ltd. (Health Care)	1,609,616

		6,045,809

Netherlands – 1.9%
5,199	Argenx SE ADR (Health Care)*	2,069,046

Switzerland – 0.7%
1,540	Lonza Group AG (Health Care)	792,347

United Kingdom – 4.8%
37,888	AstraZeneca PLC (Health Care)	5,038,191
96,171	Oxford Nanopore Technologies PLC (Health Care)*	293,197

		5,331,388

United States – 82.4%
42,472	2seventy bio, Inc. (Health Care)*	665,536
36,298	Agios Pharmaceuticals, Inc. (Health Care)*	1,094,022
14,781	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	2,300,071
4,023	Align Technology, Inc. (Health Care)*	791,163
46,993	Allogene Therapeutics, Inc. (Health Care)*	463,351
5,894	Alnylam Pharmaceuticals, Inc. (Health Care)*	1,300,157
14,734	Axonics, Inc. (Health Care)*	1,008,984
14,968	Beam Therapeutics, Inc. (Health Care)*	691,372
12,600	Biogen, Inc. (Health Care)*	3,845,142

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,846	BioMarin Pharmaceutical, Inc. (Health Care)*	$ 691,309
101,691	Boston Scientific Corp. (Health Care)*	4,603,552
38,871	Bristol-Myers Squibb Co. (Health Care)	3,120,564
20,790	Catalent, Inc. (Health Care)*	1,042,203
6,408	Cooper Cos., Inc. (The) (Health Care)	2,027,171
17,408	CSL Ltd. (Health Care)	3,498,725
6,417	Cytokinetics, Inc. (Health Care)*	272,722
6,549	Danaher Corp. (Health Care)	1,790,562
30,779	Dexcom, Inc. (Health Care)*	3,578,982
40,040	Edwards Lifesciences Corp. (Health Care)*	3,093,090
17,014	Eli Lilly & Co. (Health Care)	6,313,555
43,314	Exelixis, Inc. (Health Care)*	739,803
56,191	Gilead Sciences, Inc. (Health Care)	4,935,256
14,734	Guardant Health, Inc. (Health Care)*	771,178
69,041	Halozyme Therapeutics, Inc. (Health Care)*	3,953,288
3,179	IDEXX Laboratories, Inc. (Health Care)*	1,353,841
13,433	Illumina, Inc. (Health Care)*	2,929,469
9,916	Inari Medical, Inc. (Health Care)*	729,619
13,705	Insulet Corp. (Health Care)*	4,102,866
17,915	Intuitive Surgical, Inc. (Health Care)*	4,844,037
3,649	iRhythm Technologies, Inc. (Health Care)*	397,923
49,348	MaxCyte, Inc. (Health Care)*	295,595
2,292	Mettler-Toledo International, Inc. (Health Care)*	3,368,232
38,690	Neurocrine Biosciences, Inc. (Health Care)*	4,915,951
12,910	Novanta, Inc. (Information Technology)*	2,036,552
7,309	QIAGEN NV (Health Care)*	362,088
8,010	Sage Therapeutics, Inc. (Health Care)*	328,730
11,273	Sarepta Therapeutics, Inc. (Health Care)*	1,384,437
21,815	Seagen, Inc. (Health Care)*	2,648,123
5,192	Shockwave Medical, Inc. (Health Care)*	1,316,691
14,407	Ultragenyx Pharmaceutical, Inc. (Health Care)*	522,974
17,260	Veeva Systems, Inc., Class A (Health Care)*	3,285,614
9,849	West Pharmaceutical Services, Inc. (Health Care)	2,311,166

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
14,182	Zimmer Biomet Holdings, Inc. (Health Care)	$ 1,703,258

		91,428,924

TOTAL INVESTMENTS – 98.9%
(Cost $112,884,688)		$109,730,083

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		1,241,845

NET ASSETS – 100.0%		$110,971,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Health Care	96.0%
Real Estate	2.1
Information Technology	1.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 0.1%
719,977	Carbon Revolution Ltd. (Consumer Discretionary)*(a)	$ 91,612

Belgium – 1.4%
64,562	Umicore SA (Materials)	2,273,489

China – 3.1%
51,064	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	2,775,394
2,100,939	Xinyi Solar Holdings Ltd. (Information Technology)	2,425,144

		5,200,538

Denmark – 5.8%
62,632	Chr Hansen Holding A/S (Materials)	3,785,474
58,993	Novozymes A/S, Class B (Materials)	3,351,569
29,185	Orsted AS (Utilities)(b)	2,506,928

		9,643,971

Finland – 3.5%
113,881	Neste OYJ (Energy)	5,785,490

France – 1.1%
46,813	Imerys SA (Materials)	1,815,250

Germany – 3.0%
156,944	Infineon Technologies AG (Information Technology)	5,093,551

Ireland – 1.0%
29,639	Kingspan Group PLC (Industrials)	1,630,872

Italy – 3.4%
1,083,180	Enel SpA (Utilities)	5,725,933

Japan – 10.1%
28,392	Daikin Industries Ltd. (Industrials)	4,558,713
59,628	Horiba Ltd. (Information Technology)	2,666,466
8,519	Keyence Corp. (Information Technology)	3,488,431
85,170	Kurita Water Industries Ltd. (Industrials)	3,723,212
39,750	Nidec Corp. (Industrials)	2,431,034

		16,867,856

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 5.3%
95,625	Aalberts NV (Industrials)	$ 3,702,108
41,453	Koninklijke DSM NV (Materials)	5,220,020
13,237	Pryme NV (Industrials)*(b)	8,470

		8,930,598

Norway – 0.8%
1,136,523	Aker Carbon Capture ASA (Industrials)*	1,245,814
169,096	Circa Group AS (Materials)*(a)	108,365

		1,354,179

Spain – 4.0%
601,303	Iberdrola SA (Utilities)	6,674,241

Sweden – 0.2%
71,653	Re:NewCell AB, Class A (Materials)*(a)	412,563

Switzerland – 4.4%
115,671	ABB Ltd. (Industrials)	3,564,524
15,277	Sika AG (Materials)	3,800,209

		7,364,733

Taiwan – 2.3%
397,472	Delta Electronics, Inc. (Information Technology)	3,883,987

United Kingdom – 2.1%
987,303	DS Smith PLC (Materials)	3,566,138

United States – 47.3%
11,102	Albemarle Corp. (Materials)	3,086,245
38,748	Aptiv PLC (Consumer Discretionary)*	4,133,249
88,890	Ball Corp. (Materials)	4,984,951
110,069	Bloom Energy Corp., Class A (Industrials)*	2,343,369
23,003	Danaher Corp. (Health Care)	6,289,250
61,547	Danimer Scientific, Inc. (Materials)*(a)	163,715
31,943	Darling Ingredients, Inc. (Consumer Staples)*	2,294,466
33,693	DocuSign, Inc. (Information Technology)*	1,585,930
37,906	Ecolab, Inc. (Materials)	5,679,456
80,740	Energy Recovery, Inc. (Industrials)*	1,871,553
45,506	Itron, Inc. (Information Technology)*	2,420,009
77,880	NextEra Energy, Inc. (Utilities)	6,596,436

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
124,546	Nuvve Holding Corp. (Industrials)*	$ 77,219
440,055	Oatly Group AB ADR (Consumer Staples)*(a)	717,290
40,678	Schneider Electric SE (Industrials)	5,818,541
133,923	Shoals Technologies Group, Inc., Class A (Industrials)*	3,879,749
210,289	Smart Wires Technology Ltd. SDR (Industrials)*	6,409
11,755	SolarEdge Technologies, Inc. (Information Technology)*	3,513,099
90,305	Tattooed Chef, Inc. (Consumer Staples)*(a)	136,361
22,596	Trane Technologies PLC (Industrials)	4,031,578
23,231	Waste Connections, Inc. (Industrials)	3,356,880
19,814	Waste Management, Inc. (Industrials)	3,323,204
132,984	Westrock Co. (Materials)	5,042,753
28,760	Wolfspeed, Inc. (Information Technology)*	2,614,859
44,863	Xylem, Inc. (Industrials)	5,040,358

		79,006,929

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $201,333,210)		$165,321,930

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
710,823	3.727%	$ 710,823
(Cost $710,823)

TOTAL INVESTMENTS – 99.3%
(Cost $202,044,033)		$166,032,753

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,103,635

NET ASSETS – 100.0%		$167,136,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Industrials	32.2%
Materials	26.1
Information Technology	16.7
Utilities	12.9
Health Care	3.8
Energy	3.5
Consumer Discretionary	2.5
Consumer Staples	1.9
Securities Lending Reinvestment Vehicle	0.4
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Communication Services – 2.4%
16,793	Cellnex Telecom SA (Spain)*(a)	$ 563,684

Energy – 1.6%
2,131	Cheniere Energy, Inc.	373,692

Health Care – 0.9%
33,422	Chartwell Retirement Residences (Canada)	205,112

Industrials – 12.6%
99,149	Enav SpA (Italy)(a)	432,040
14,188	Ferrovial SA (Spain)	373,982
1,575	Norfolk Southern Corp.	403,988
92,005	Transurban Group (Australia)	880,489
8,350	Vinci SA (France)	830,698

		2,921,197

Materials – 3.3%
1,286	Linde PLC (United Kingdom)	432,713
911	Martin Marietta Materials, Inc.	333,864

		766,577

Real Estate – 52.0%
4,061	Alexandria Real Estate Equities, Inc. REIT	631,932
4,175	American Tower Corp. REIT	923,719
8,602	Americold Realty Trust, Inc. REIT	256,770
2,649	AvalonBay Communities, Inc. REIT	463,310
29,685	Big Yellow Group PLC REIT (United Kingdom)	385,335
16,859	CTP NV (Netherlands)(a)	181,921
7,683	Digital Realty Trust, Inc. REIT	864,030
1,016	Equinix, Inc. REIT	701,701
9,114	Equity LifeStyle Properties, Inc. REIT	605,352
6,036	Equity Residential REIT	391,495
22,652	Goodman Group REIT (Australia)	290,051
114,430	Ingenia Communities Group REIT (Australia)	331,058
16,651	Invitation Homes, Inc. REIT	543,322
179	Nippon Prologis REIT, Inc. REIT (Japan)	432,940
11,506	Prologis, Inc. REIT	1,355,292
1,892	Public Storage REIT	563,740
1,587	SBA Communications Corp. REIT	474,989
41,931	Segro PLC REIT (United Kingdom)	394,891

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
17,995	Summit Industrial Income REIT (Canada)	$ 299,319
4,906	Terreno Realty Corp. REIT	287,688
35,761	UNITE Group PLC (The) REIT (United Kingdom)	392,872
8,350	Ventas, Inc. REIT	388,526
18,145	Vonovia SE (Germany)	438,864
6,551	Welltower, Inc. REIT	465,318

		12,064,435

Utilities – 25.5%
9,964	AES Corp. (The)	288,159
2,782	American Water Works Co., Inc.	422,196
8,208	CMS Energy Corp.	501,262
43,675	Enel SpA (Italy)	230,876
15,405	Engie SA (France)	230,313
5,696	Eversource Energy	471,971
89,033	National Grid PLC (United Kingdom)	1,075,668
13,011	NextEra Energy, Inc.	1,102,032
2,375	Orsted AS (Denmark)(a)	204,007
15,764	Veolia Environnement SA (France)	398,968
5,009	WEC Energy Group, Inc.	496,592
7,086	Xcel Energy, Inc.	497,579

		5,919,623

TOTAL INVESTMENTS – 98.3%
(Cost $25,721,970)		$22,814,320

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		401,571

NET ASSETS – 100.0%		$23,215,891

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Real Estate	52.9%
Utilities	25.9
Industrials	12.8
Materials	3.4
Communication Services	2.5
Energy	1.6
Health Care	0.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Communication Services – 10.8%
109,743	Cellnex Telecom SA (Spain)*(a)	$ 3,683,700
29,860	Electronic Arts, Inc.	3,905,091
337,427	Kuaishou Technology (China)*(a)	2,444,622
39,116	Match Group, Inc.*	1,977,705
282,264	NetEase, Inc. (China)	3,952,528
37,898	Sea Ltd. ADR (Singapore)*	2,212,106
328,107	Snap, Inc., Class A*	3,382,783
48,003	Trade Desk, Inc. (The), Class A*	2,502,876
71,449	Yandex NV, Class A (Russia)*(b)	—

		24,061,411

Consumer Discretionary – 4.9%
44,990	Etsy, Inc.*	5,942,729
5,301	MercadoLibre, Inc. (Brazil)*	4,935,152

		10,877,881

Health Care – 2.0%
44,417	Hoya Corp. (Japan)	4,475,441

Industrials – 1.9%
66,268	Nidec Corp. (Japan)	4,052,824

Information Technology – 76.6%
3,120	Adyen NV (Netherlands)*(a)	4,702,471
107,554	AppLovin Corp., Class A*	1,549,853
19,382	Aspen Technology, Inc.*	4,467,551
23,075	Atlassian Corp., Class A*	3,035,516
35,201	Bill.com Holdings, Inc.*	4,238,904
41,172	Cadence Design Systems, Inc.*	7,083,231
53,870	Datadog, Inc., Class A*	4,082,269
465,664	Delta Electronics, Inc. (Taiwan)	4,550,340
118,411	Dynatrace, Inc.*	4,588,426
63,807	Entegris, Inc.	4,931,643
61,006	Fidelity National Information Services, Inc.	4,427,816
76,297	Hamamatsu Photonics KK (Japan)	3,914,910
19,898	HubSpot, Inc.*	6,029,691
151,054	Infineon Technologies AG (Germany)	4,902,394
12,566	Jack Henry & Associates, Inc.	2,379,372
13,866	Keysight Technologies, Inc.*	2,508,221
3,127,111	Kingdee International Software Group Co. Ltd. (China)*	5,160,104
18,691	KLA Corp.	7,348,367

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
411,247	Luxshare Precision Industry Co. Ltd., Class A (China)	$ 1,794,530
121,316	Marvell Technology, Inc.	5,643,620
200,594	MediaTek, Inc. (Taiwan)	4,757,580
39,137	MKS Instruments, Inc.	3,282,029
24,236	Motorola Solutions, Inc.	6,597,039
52,076	ON Semiconductor Corp.*	3,916,115
43,027	Palo Alto Networks, Inc.*	7,310,287
47,784	Procore Technologies, Inc.*	2,339,982
292,494	Qualtrics International, Inc., Class A*	3,000,988
66,629	RingCentral, Inc., Class A*	2,469,271
209,564	Sangfor Technologies, Inc., Class A (China)	3,320,280
8,274	ServiceNow, Inc.*	3,444,466
271,868	Silergy Corp. (China)	3,958,538
27,295	Snowflake, Inc., Class A*	3,900,456
8,597	Tokyo Electron Ltd. (Japan)	2,777,976
185,675	UiPath, Inc., Class A*	2,315,367
508,648	Unimicron Technology Corp. (Taiwan)	2,559,246
4,022,619	United Microelectronics Corp. (Taiwan)*	5,961,267
1,053,117	Vanguard International Semiconductor Corp. (Taiwan)	2,804,405
1,198,221	Venustech Group, Inc., Class A (China)	4,562,122
379,896	Viavi Solutions, Inc.*	4,304,222
20,726	Wolfspeed, Inc.*	1,884,408
22,989	Workday, Inc., Class A*	3,859,853
28,474	Zscaler, Inc.*	3,799,855

		170,464,981

Real Estate – 2.4%
17,964	SBA Communications Corp. REIT	5,376,625

TOTAL INVESTMENTS – 98.6%
(Cost $312,587,288)		$219,309,163

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		3,220,036

NET ASSETS – 100.0%		$222,529,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

FUTURE CONSUMER EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$13,364,614	$—	$—
Europe	20,325,651	—	—
North America	48,353,909	—	—
South America	2,851,822	—	—
Securities Lending Reinvestment Vehicle	359,352	—	—

Total	$85,255,348	$—	$—

FUTURE HEALTH CARE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,045,810	$—	$—
Europe	12,255,349	—	—
North America	91,428,924	—	—

Total	$109,730,083	$—	$—

FUTURE PLANET EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$25,952,380	$—	$—
Europe	60,271,009	—	—
North America	79,000,520	6,409	—
Oceania	91,612	—	—
Securities Lending Reinvestment Vehicle	710,823	—	—

Total	$166,026,344	$6,409	$—

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$432,940	$—	$—
Europe	6,566,833	—	—
North America	14,312,948	—	—
Oceania	1,501,599	—	—

Total	$22,814,320	$—	$—

FUTURE TECH LEADERS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$63,258,819	$—	$—
Europe	13,288,564	—	—
North America	137,826,629	—	—
South America	4,935,151	—	—

Total	$219,309,163	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.